SHARE CAPITAL AND RESERVES- Weighted average fair value purchase options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE CAPITAL AND RESERVES
Weighted average exercise price, option outstanding at the end	$ 4.5	$ 3.97	$ 4.01
Options
SHARE CAPITAL AND RESERVES
Weighted average fair value of share purchase options granted	3.06
Weighted average fair value of share purchase options exercised	0.38	0.58
Weighted average exercise price, option outstanding at the end	$ 2.47	$ 5.75